PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
December 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
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Notes to Consolidated Portfolio of Investments
Common Stocks - 100 .2%
Issuer Shares Value ($)
Consumer Discretionary - 52.6%
Aditya Birla Fashion and Retail, Ltd.
(a)
350,431 1,137,531
Bajaj Auto, Ltd. 116,800 5,211,791
Bharat Forge, Ltd. 303,709 2,055,769
Bosch, Ltd. 11,588 2,496,014
Eicher Motors, Ltd. 15,789 4,980,422
Exide Industries, Ltd. 544,863 1,423,642
Future Retail, Ltd.
(a)
212,198 1,015,979
Hero MotoCorp, Ltd. 125,611 4,299,270
Jubilant Foodworks, Ltd. 91,887 2,127,050
Mahindra & Mahindra, Ltd. 515,327 3,837,618
Maruti Suzuki India, Ltd. 49,509 5,110,976
Motherson Sumi Systems, Ltd. 1,519,464 3,119,686
MRF, Ltd. 3,210 2,982,989
Page Industries, Ltd. 5,410 1,773,045
Rajesh Exports, Ltd. 175,125 1,642,238
Tata Motors, Ltd.
(a)
1,900,597 4,930,018
Titan Co., Ltd. 327,661 5,453,278
Total 53,597,316
Common Stocks (continued)
Issuer Shares Value ($)
Consumer Staples - 47.6%
Avenue Supermarts, Ltd.
(a),(b)
129,581 3,337,369
Britannia Industries Ltd. 112,679 4,779,747
Colgate-Palmolive India, Ltd. 171,704 3,519,085
Dabur India, Ltd. 718,275 4,612,858
GlaxoSmithKline Consumer Healthcare, Ltd. 14,921 1,736,905
Godrej Consumer Products, Ltd. 446,039 4,277,723
Hindustan Unilever, Ltd. 202,963 5,468,030
ITC, Ltd. 1,182,134 3,936,684
Marico, Ltd. 668,948 3,201,437
Nestle India, Ltd. 34,163 7,076,563
Procter & Gamble Hygiene & Health Care,
Ltd. 12,299 1,972,406
United Breweries, Ltd. 83,519 1,486,075
United Spirits, Ltd.
(a)
362,635 3,045,999
Total 48,450,881
Total Investments in Securities
(Cost: $81,570,050) 102,048,197
Other Assets & Liabilities, Net (214,495)
Net Assets 101,833,702
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule
144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31,
2019, the net value of these securities amounted to $3,337,369 which represents 3.28% of net assets.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.